Fees Summary	Sep. 15, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 500,000,000.00
Previously Paid Amount	0.00
Total Fee Amount	31,992.59
Total Offset Amount	0.00
Net Fee	$ 31,992.59